PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment consisted of the following as of June 30, 2021 and 2020:	Property, plant and equipment consisted of the following as of September 30, 2021 and June 30, 2021:	Property, plant and equipment consisted of the following as of June 30, 2021 and 2020:
PROPERTY, PLANT AND EQUIPMENT
	September 30,	June 30,
	2021	2021
Plant and equipment	$2,101,342	$2,147,617
Furniture and office equipment	242,104	246,697
Land and building	597,357	613,891
Vehicles	394,369	412,681
Total property, plant and equipment, gross	3,335,172	3,420,886
Accumulated depreciation	(1,863,570)	(1,847,441)
Total property, plant and equipment, net	$1,471,602	$1,573,445

	June 30, 2021	June 30, 2020
Plant and equipment	$2,147,617	$1,553,939
Furniture and office equipment	246,697	201,287
Land and buildings	613,891	559,362
Vehicles	412,681	370,397
Total property and equipment, gross	3,420,886	2,684,985
Accumulated depreciation	(1,847,441)	(1,487,793)
Total property and equipment, net	$1,573,445	$1,197,192